ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS CLASSIFIED AS HELD FOR SALE	ASSETS CLASSIFIED AS HELD FOR SALE

	As of December 31,
	2025	2024
	US$’000	US$’000
Non-current assets held for sale
Property, Plant and Equipment	333	333
Investment property	69	69
Right of use assets	357	357
Exchange differences	23	(12)
	782	747
In April 2024, the Board of Directors resolved to sell the Shanghai plant and the associated land use rights. The contract was signed in December 2024.
In 2025, as the purchaser was unable to obtain the requisite governmental approvals, the Company is currently in discussions with the purchaser regarding the potential termination of the agreement. The Shanghai plant remains available for sale, and the Company continues to actively seek alternative purchasers.
As of December 31, 2025, our Company classified its remaining investment of 9,825 shares in Loxpac HK as held for sale. The carrying amount of this investment was nil, as it had been fully impaired in prior years. Our Company is committed to a plan to dispose of the remaining interest, and the disposal is expected to be completed between March and April 2026. Any gain or loss resulting from the disposal will be recognized in profit or loss upon completion of the transaction.